Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

04025346

June 16, 2004

Cert NYS

1-5664

REC'D S.E.C.
JUN 16 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Host Marriott Corporation, 8 7/8% Class E Cumulative Redeemable Preferred Stock, par value $0.01 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 16, 2004. Tentative listing date -- Not yet determined.

PROCESSED
JUN 24 2004
THOMSON
FINANCIAL

Sincerely,

[signature]